Consolidated Balance Sheets (Parentheticals) - $ / shares	Dec. 31, 2023	Dec. 31, 2022
Class A Ordinary Shares
Ordinary shares per share (in Dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares authorized	100,000,000	100,000,000
Ordinary shares issued	36,350,011	32,715,010
Ordinary shares outstanding	36,350,011	32,715,010
Class B Ordinary Shares
Ordinary shares per share (in Dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares authorized	400,000,000	400,000,000
Ordinary shares issued	255,849,682	253,470,511
Ordinary shares outstanding	255,849,682	253,470,511